Income Tax - Reconciliation of Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of income tax [abstract]
Net profit before tax	€ 293,782	€ 153,652	€ 250,524
Expected income tax expense at a 25% statutory UK tax rate (prior period: 25% / 22.8% statutory UK and Luxembourg tax rate)	(73,446)	(38,413)	(57,120)
Increased/ decreased by:
Non-deductible expenses for tax purposes	(2,175)	(2,699)	(1,812)
Non-deductible share-based compensation	(1,098)	(19,880)
Change in permanent items		687
Minimum Taxation	(1,915)
Income exempted from tax	1,247
Previous years taxes	(5,396)	(5,461)
Changes in non-recognition of deferred tax assets on temporary differences/tax loss carry forwards	(11,369)	(8,400)	(783)
Tax rate differences	(13,410)	(5,628)	(14,202)
Tax rate changes	2,461	(142)
Other	2,921	1,306	10,504
Income tax expense	€ (102,180)	€ (78,630)	€ (63,413)